Earnings Per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Basic earnings per common share
Net income attributable to common shareholders	[1]	$ 7,286	$ 6,919
Weighted average number of common shares outstanding	[1]	1,226	1,197
Basic earnings per common share	[1],[2]	$ 5.94	$ 5.78
Diluted earnings per common share
Net income attributable to common shareholders	[1]	$ 7,286	$ 6,919
Dilutive impact of share-based payment options and others	[1],[3]	(49)	(36)
Net income attributable to common shareholders (diluted)	[1]	$ 7,237	$ 6,883
Weighted average number of common shares outstanding	[1]	1,226	1,197
Dilutive impact of share-based payment options and others	[1],[3]	6	7
Weighted average number of diluted common shares outstanding	[1]	1,232	1,204
Diluted earnings per common share	[1],[2]	$ 5.87	$ 5.72

[1]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[2]	Earnings per share calculations are based on full dollar and share amounts.
[3]	Certain options as well as acquisition-related put/call options that the Bank may settle at its own discretion by issuing common shares were not included in the calculation of diluted earnings per share as they were anti-dilutive.